MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2019	2018
	Unaudited

Israel	$6,184	$3,593
Asia	1,838	2,540
North America	7,876	5,528
Latin America	759	214
Europe	2,057	721

Total	$18,714	$12,596

Schedule of Revenue from Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2019	2018
	Unaudited
	%

Customer A	13	11
Customer B	11	7
Customer C	7	20
Customer D	15	3
Customer E	7	10
Customer F	0	11